Basic and Diluted Net Loss per Share - Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	219,083	546,035	1,353,808